1
Gabelli ESG Fund, Inc.
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .6%
Airlines — 0 .3%
2,850 Delta Air Lines Inc. † .................................. $ 123,291
Automotive — 1 .9%
3,400 Daimler AG ............................................... 303,576
1,625 General Motors Co. † ................................. 96,151
2,100 Toyota Motor Corp. , ADR ........................... 367,164
766,891
Automotive: Parts and Accessories — 0 .4%
930 Aptiv plc † .................................................. 146,317
Beverage — 3 .4%
16,100 Danone SA ................................................ 1,133,407
4,300 The Coca-Cola Co. ..................................... 232,673
1,366,080
Broadcasting — 0 .9%
1,200 Liberty Broadband Corp. , Cl. C † ................. 208,392
3,500 Liberty Media Corp.-
Liberty SiriusXM , Cl. C † ......................... 162,365
370,757
Building and Construction — 1 .6%
1,450 Cavco Industries Inc. † ............................... 322,176
1,410 Jacobs Engineering Group Inc. .................. 188,122
2,000 Johnson Controls International plc ............. 137,260
647,558
Business Services — 2 .9%
7,500 IHS Markit Ltd. .......................................... 844,950
8,000 Macquarie Infrastructure Corp. .................. 306,160
1,151,110
Cable and Satellite — 2 .1%
13,350 Comcast Corp. , Cl. A ................................. 761,217
3,850 EchoStar Corp. , Cl. A † ............................... 93,517
854,734
Computer Hardware — 1 .1%
2,850 International Business Machines Corp. ....... 417,782
Computer Software and Services — 8 .5%
570 Alphabet Inc. , Cl. A † .................................. 1,391,820
4,300 Cisco Systems Inc. .................................... 227,900
1,850 Dell Technologies Inc. , Cl. C † ..................... 184,389
3,925 Dun & Bradstreet Holdings Inc. † ................ 83,877
10,000 Hewlett Packard Enterprise Co. .................. 145,800
12,000 Intel Corp. ................................................. 673,680
1,275 Microsoft Corp. ......................................... 345,398
6,175 NortonLifeLock Inc. ................................... 168,084
1,150 SAP SE , ADR ............................................. 161,529
3,382,477
Consumer Products — 3 .0%
12,150 Sony Group Corp. , ADR ............................. 1,181,223
Shares
Market
Value
Consumer Services — 1 .9%
8,000 Resideo Technologies Inc. † ....................... $ 240,000
11,000 Terminix Global Holdings Inc. † .................. 524,810
764,810
Diversified Industrial — 2 .8%
10,800 ABB Ltd. , ADR ........................................... 367,092
900 Agilent Technologies Inc. ........................... 133,029
11,000 Flex Ltd. † .................................................. 196,570
3,000 Siemens AG , ADR ...................................... 238,917
890 Union Pacific Corp. .................................... 195,738
1,131,346
Energy and Utilities — 3 .6%
6,000 Eos Energy Enterprises Inc. † ..................... 107,760
18,400 NextEra Energy Inc. ................................... 1,348,352
1,456,112
Entertainment — 1 .5%
1,600 The Walt Disney Co. † ................................ 281,232
10,000 Vivendi SE ................................................. 335,923
617,155
Environmental Services — 4 .3%
25,000 BioHiTech Global Inc. † ............................... 36,250
2,385 Ecolab Inc. ................................................ 491,238
25,000 Evoqua Water Technologies Corp. † ............ 844,500
3,000 Waste Connections Inc. ............................. 358,290
1,730,278
Equipment and Supplies — 2 .6%
630 3M Co. ...................................................... 125,137
1,300 ChargePoint Holdings Inc. † ....................... 45,162
10,000 Mueller Water Products Inc. , Cl. A .............. 144,200
660 Parker-Hannifin Corp. ................................ 202,692
5,500 Ranpak Holdings Corp. † ............................ 137,665
2,500 Watts Water Technologies Inc. , Cl. A .......... 364,775
1,019,631
Financial Services — 18 .9%
39,930 Aegon NV .................................................. 165,667
11,300 Ally Financial Inc. ...................................... 563,192
5,000 American Express Co. ................................ 826,150
25,000 Banco Bilbao Vizcaya Argentaria SA ........... 154,977
14,500 Commerzbank AG † .................................... 102,851
38,696 Credit Agricole SA ..................................... 542,071
8,500 Credit Suisse Group AG , ADR .................... 89,165
62,000 Daiwa Securities Group Inc. ....................... 340,485
5,900 Franklin Resources Inc. ............................. 188,741
5,000 Gores Holdings V Inc. , Cl. A † ..................... 50,500
35,100 ING Groep NV ........................................... 463,645
15,500 Janus Henderson Group plc ....................... 601,555
10,600 Kinnevik AB , Cl. B ...................................... 424,342
101,893 Natwest Group plc ..................................... 286,408
11,716 NN Group NV ............................................ 552,634
3,650 PayPal Holdings Inc. † ................................ 1,063,902

Gabelli ESG Fund, Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
440 S&P Global Inc. ......................................... $ 180,598
5,000 Seven Oaks Acquisition Corp. , Cl. A † ......... 49,450
2,844 Societe Generale SA .................................. 83,835
15,000 Standard Chartered plc .............................. 95,655
4,650 State Street Corp. ...................................... 382,602
4,400 The Bank of New York Mellon Corp. ........... 225,412
800 The PNC Financial Services Group Inc. ....... 152,608
7,586,445
Food — 9 .0%
17,300 Conagra Brands Inc. .................................. 629,374
10,000 Mondelēz International Inc. , Cl. A ............... 624,400
10,400 Nestlé SA .................................................. 1,295,096
12,100 The Hain Celestial Group Inc. † ................... 485,452
9,500 Unilever plc , ADR ...................................... 555,750
3,590,072
Health Care — 11 .1%
3,325 Baxter International Inc. ............................. 267,662
600 Becton, Dickinson and Co. ......................... 145,914
16,100 Bristol-Myers Squibb Co. ........................... 1,075,802
595 Cigna Corp. ............................................... 141,057
7,800 Gilead Sciences Inc. .................................. 537,108
700 HCA Healthcare Inc. ................................... 144,718
10,000 Henry Schein Inc. † .................................... 741,900
420 Illumina Inc. † ............................................ 198,748
4,000 Medtronic plc ............................................ 496,520
8,600 Takeda Pharmaceutical Co. Ltd. , ADR ......... 144,738
3,050 Zoetis Inc. ................................................. 568,398
4,462,565
Machinery — 9 .6%
715 Caterpillar Inc. ........................................... 155,605
119,900 CNH Industrial NV ..................................... 2,004,728
14,000 Xylem Inc. ................................................. 1,679,440
3,839,773
Retail — 1 .6%
2,435 Lowe's Companies Inc. .............................. 472,317
2,355 The TJX Companies Inc. ............................ 158,774
146 Zalando SE † (a) .......................................... 17,650
648,741
Semiconductors — 0 .5%
625 Applied Materials Inc. ................................ 89,000
160 NVIDIA Corp. ............................................ 128,016
217,016
Specialty Chemicals — 2 .2%
200 Air Products and Chemicals Inc. ................ 57,536
4,800 International Flavors & Fragrances Inc. ...... 717,120
4,500 Momentive Global Inc. † ............................. 94,815
869,471
Shares
Market
Value
Telecommunications — 1 .9%
7,500 AT&T Inc. .................................................. $ 215,850
4,590 SoftBank Group Corp. , ADR ....................... 160,044
21,500 Vodafone Group plc , ADR .......................... 368,295
744,189
TOTAL COMMON STOCKS ......................... 39,085,824
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Financial Services — 0.0%
$ 3,000 Credit Suisse Group Guernsey VII Ltd. ,
3.000% , 11/12/21 (a) .............................. 3,651
U.S. GOVERNMENT OBLIGATIONS — 2 .4%
978,000 U.S. Treasury Bills,
0.005 % to 0.055% †† ,
07/22/21 to 11/18/21 ............................. 977,914
TOTAL INVESTMENTS — 100.0%
(Cost $ 26,504,244 ) ................................ $ 40,067,389
† Non-income producing security.
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt